CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) shares in Thousands, $ in Thousands	3 Months Ended		6 Months Ended
	Jul. 31, 2022	Jul. 31, 2021	Jul. 31, 2022	Jul. 31, 2021
CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS
REVENUES	$ 123,011	$ 104,570	$ 239,406	$ 203,408
COST OF REVENUES	28,919	25,470	56,742	49,319
GROSS MARGIN	94,092	79,100	182,664	154,089
EXPENSES
Sales and marketing	14,315	11,328	27,551	22,339
Research and development	18,155	15,473	34,724	30,692
General and administrative	12,700	10,855	24,342	21,861
Other charges (Note 20)	1,289	414	2,771	934
Amortization of intangible assets	16,086	14,911	31,134	28,746
Operating Expenses, Total	62,545	52,981	120,522	104,572
INCOME FROM OPERATIONS	31,547	26,119	62,142	49,517
INTEREST EXPENSE	(284)	(272)	(562)	(549)
INVESTMENT INCOME	461	61	614	124
INCOME BEFORE INCOME TAXES	31,724	25,908	62,194	49,092
INCOME TAX EXPENSE (RECOVERY) (Note 18)
Current	7,498	4,732	12,339	6,866
Deferred	1,324	(2,000)	3,838	629
INCOME TAX EXPENSE (RECOVERY), Total	8,822	2,732	16,177	7,495
NET INCOME	$ 22,902	$ 23,176	$ 46,017	$ 41,597
Earnings Per Share
Earning Per Share (Basic)	$ 0.27	$ 0.27	$ 0.54	$ 0.49
Earning Per Share (Diluted)	$ 0.27	$ 0.27	$ 0.53	$ 0.48
WEIGHTED AVERAGE SHARES OUTSTANDING (thousands)
Weighted Average Share Outstanding (Basic)	84,783	84,566	84,774	84,534
Weighted Average Share Outstanding (Diluted)	86,338	86,128	86,344	86,066